Acquisitions and other transactions (Details) $ in Millions, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	May 11, 2020 USD ($)	Mar. 20, 2020 CAD ($)	May 31, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 20, 2020 USD ($)
Acquisitions
Consideration transferred								$ 13.4
Alpala Royalty Northern Ecuador
Acquisitions
Percentage of NSR	1.00%
Consideration transferred	$ 100.0
Ownership percentage of the project by SolGold PLC	85
Ownership percentage of the project by Cornerstone Capital Resource Inc.	15
Maximum amount of funding that can be increased	$ 150.0
Increased Percentage of NSR	1.5
Option to buy back of NSR (as a percent)	50.00%
Loan extended	$ 15.0
Loan extended term	8 months		8 months
Island Gold Royalty Ontario, Canada
Acquisitions
Percentage of NSR		0.62%
Consideration transferred		$ 19.0
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries
Acquisitions
Total contributions made				$ 2.5	$ 35.1	$ 19.3	$ 86.5
Cumulative investment in royalty acquisition venture				395.5		395.5
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Bottom
Acquisitions
Cumulative investment in royalty acquisition venture				30.0		30.0
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Top
Acquisitions
Cumulative investment in royalty acquisition venture				40.0		40.0
Total cumulative investment				124.5		124.5
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Accounts payable
Acquisitions
Consideration transferred				$ 0.5		$ 0.5